Organization, Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 1. Organization, Nature and Continuance of Operations

Organization

RenovaCare, Inc., together with its wholly owned subsidiary, focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp., completed the acquisition of its flagship technologies (collectively, the “CellMistTM System”) along with associated United States patent applications and two foreign patent applications, the first of which was filed on August 23, 2007 (DE 10 2007 040 252.1) and the second of which was filed on April 27, 2011 (DE 10 2011 100 450.9), both of which have been granted. One of the US patent applications was granted on November 29, 2016 (Patent No. US 9,505,000) and the other patent application was granted on April 4, 2017 (Patent No. US 9,610,430).

The CellMistTM System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the “CellMistTM Solution”) and (b) a solution sprayer device (the “SkinGunTM”) for delivering the cells to the treatment area. The Company has filed additional patent applications related to the CellMistTM Solution and SkinGunTM technologies.

Nature and Continuance of Operations

The Company does not have any commercialized products. The Company's activities have consisted principally of performing research and development activities and raising capital. These development activities are subject to significant risks and uncertainties, including possible failure of preclinical testing. The Company has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. The Company expects to incur losses as it continues development of its products and technologies and expects that it will need to raise additional capital through the sale of its securities to accomplish its business plan and failing to secure such additional funding before achieving sustainable revenue and profit from operations poses a significant risk. The Company's ability to fund the development of its cellular therapies will depend on the amount and timing of cash receipts from future financing activities. There can be no assurance as to the availability or terms upon which such financing and capital might be available.

As of December 31, 2016, the Company had approximately $418,031 of cash on hand. On March 9, 2017, the Company completed the sale of three convertible promissory notes and warrants and received $445,000. On June 28, 2017, the Company received $344,624 upon the exercise of 114,493 Series F Warrants. On July 21, 2017, the Company completed a private placement, whereby the Company received proceeds of $1,122,610 from the sale of common stock and warrants. On October 16, 2017, the Company completed a private placement, whereby the Company received proceeds of $2,300,000 from the sale of common stock and warrants. On January 26, 2018, the Company entered into the first amendment to the convertible promissory note dated September 9, 2016 and the Company entered into the first amendment to the convertible promissory note dated February 23, 2017 both with KCC pursuant to which both notes were amended (with a combined principal balance of $1,095,000) to extend the maturity date to December 31, 2019. The Company believes that, as a result of the financings and note maturity date extensions, it currently has sufficient cash to meet its funding requirements over the next year and these events alleviate the conditions which initially indicated substantial doubt about the Company’s ability to continue as a going concern.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern, which is dependent upon the Company’s ability to establish itself as a profitable business.